Other Investments - Additional Information (Detail) £ in Millions, $ in Millions	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 46		£ 31	£ 31
Customers and third parties [member]
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	108		110	98
Corporate loans [member]
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	35		21	23
Corporate loans [member] | Customers and third parties [member]
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	35		18	21
Corporate loans [member] | Associates [member]
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary			£ 3	£ 2
Corporate loans [member] | Watson Limited [member]
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 104	$ 135